UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

Hewitt Money Market Fund of Hewitt Series Trust

Schedule of Investments September 30, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$529,113,588

Total Investments (Cost—$529,113,588)—100.0%	529,113,588
Liabilities in Excess of Other Assets—0.0%	(218,130)

Net Assets—100.0%	$528,895,458

Hewitt Money Market Fund (the “Money Market Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Money Market Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Money Market Fund of the Master Portfolio was $529,113,588 and 1.8%, respectively.

The Money Market Fund records its investment in the Master Portfolio at fair value. The Money Market Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Money Market Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit

Yankee(a)
Bank of Montreal, Chicago (b):
0.33%, 11/22/11	$300,000	$300,000,000
0.32%, 2/29/12	100,000	100,000,000
Bank of Nova Scotia, Houston:
0.25%, 11/15/11	800,000	800,000,000
0.35%, 2/27/12	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.25%, 10/04/11	347,000	347,000,000
0.11%, 10/06/11	500,000	500,000,000
0.32%, 11/29/11	575,000	575,000,000
0.36%, 2/07/12	45,000	45,000,000
BNP Paribas, 0.35%, 10/05/11	350,000	350,000,000
BNP Paribas S.A., New York, 0.54%, 12/12/11 (b)	200,000	200,000,000
Deutsche Bank AG, New York, 0.31%, 10/05/11 (b)	225,000	225,000,000
HSBC Bank:
0.55%, 2/22/12	175,000	175,006,956
0.53%, 2/28/12	200,000	200,008,290
Lloyds TSB Bank Plc, New York, 0.44%, 2/14/12 (b)	256,640	256,640,000
Mizuho Corporate Bank Ltd., New York:
0.30%, 11/10/11	245,000	245,000,000
0.32%, 11/30/11	400,000	400,000,000
0.32%, 12/06/11	200,000	199,998,168
0.32%, 12/07/11	45,000	45,000,000
Nordea Bank Finland Plc, New York, 0.25%, 11/01/11	67,000	67,000,000
Norinchukin Bank, New York, 0.18%, 10/05/11	675,000	675,000,000
Rabobank Nederland N.V., New York:
0.23%, 11/08/11	165,000	164,996,518
0.25%, 11/14/11	555,000	555,000,000
0.43%, 3/07/12	45,000	45,000,000
Royal Bank of Canada, New York (b):
0.26%, 10/14/11	170,000	170,000,000
0.27%, 5/03/12	325,000	325,000,000
Societe Generale, New York (b):
0.37%, 11/21/11	57,500	57,500,000
0.40%, 11/21/11	71,500	71,500,000
Sumitomo Mitsui Banking Corp., New York:
0.26%, 10/13/11	400,000	400,000,000
0.32%, 11/28/11	150,000	150,000,000
0.35%, 1/10/12	376,500	376,500,000
0.38%, 2/07/12	45,000	45,000,000
Toronto-Dominion Bank, New York, 0.25%, 11/15/11	350,000	350,000,000
UBS AG, Connecticut:
0.31%, 10/04/11 (b)	217,785	217,785,000
0.31%, 10/11/11 (b)	245,745	245,745,000
0.27%, 11/10/11 (b)	158,500	158,500,000
0.35%, 12/09/11	475,000	475,000,000
Westpac Banking Corp., New York:
0.30%, 11/18/11	150,000	150,000,000
0.32%, 4/04/12 (b)	74,000	74,000,222
0.32%, 6/11/12 (b)	400,000	400,000,000

Total Certificates of Deposit - 34.2%		10,237,180,154

Commercial Paper
ASB Finance Ltd., London, 0.30%, 10/20/11 (c)(d)	70,000	69,988,917
Bank of Nova Scotia, New York, 0.30%, 2/13/12 (d)	50,000	49,942,812
BNZ International Funding Ltd. (b)(c):
0.37%, 11/10/11	50,000	50,000,556
0.39%, 1/06/12	100,000	100,002,594

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

0.39%, 1/13/12	135,000	135,003,765
0.40%, 1/20/12	45,500	45,501,351
0.39%, 2/02/12	150,000	150,005,181
0.39%, 2/14/12	150,000	150,005,764
0.37%, 4/16/12	100,000	100,000,000
0.38%, 5/22/12	75,000	75,002,507
0.43%, 5/31/12	100,000	100,008,804
BPCE S.A., 0.30%, 10/17/11 (c)(d)	150,000	149,980,000
CAFCO LLC (c)(d):
0.18%, 10/11/11	1,000	999,950
0.27%, 12/06/11	40,000	39,980,200
Caisse d’Amortissement de la Dette Sociale, 0.26%, 5/25/12 (b)(c)	650,000	649,953,745
Commonwealth Bank of Australia (c)(d):
0.49%, 3/19/12	149,100	148,758,520
0.40%, 6/22/12	87,000	86,963,447
Credit Suisse, New York, 0.27%, 11/10/11 (d)	596,000	595,821,200
Deutsche Bank Financial LLC, 0.53%, 3/14/12 (d)	3,000	2,992,712
Goldman Sachs Group (The) Inc., 0.35%, 12/01/11 (d)	200,000	199,881,389
Hewlett-Packard Co., 0.30%, 1/17/12 (c)(d)	17,300	17,284,430
Kells Funding LLC (c):
0.33%, 10/03/11(d)	50,000	49,999,083
0.34%, 12/12/11 (b)	216,000	216,000,352
5.35%, 12/21/11 (b)	140,000	140,000,000
0.34%, 1/06/12 (b)	225,000	225,000,000
0.29%, 1/17/12 (d)	125,000	124,891,250
0.36%, 3/02/12 (b)	125,000	125,000,000
0.36%, 3/05/12 (b)	218,000	218,000,000
0.36%, 3/07/12 (b)	125,000	125,000,000
0.30%, 4/16/12 (b)	50,000	50,000,000
0.30%, 4/17/12 (b)	150,000	150,000,000
National Australia Funding Delaware Inc., 0.31%, 12/01/11 (c)(d)	250,000	249,868,681
Nieuw Amsterdam Receivables Corp., 0.30%, 12/01/11 (c)(d)	33,000	32,983,225
Nordea North America Inc. (d):
0.30%, 10/27/11	200,000	199,957,389
0.50%, 3/16/12	161,600	161,225,178
Northern Pines Funding LLC, 0.33%, 10/12/11 (b)(c)	195,000	195,000,000
Rabobank USA Finance Corp., 0.42%, 2/29/12 (d)	750,000	748,678,750
Royal Park Investment Funding Corp., 0.65%, 10/13/11 (d)	100,000	99,978,333
Svenska Handelsbanken Inc., 0.50%, 3/21/12 (c)(d)	10,000	9,976,350
Toyota Motor Credit Corp. (d):
0.26%, 10/11/11	150,000	149,989,167
0.26%, 10/12/11	150,000	149,988,083
0.26%, 11/09/11	300,000	299,915,500
Westpac Banking Corp., 0.30%, 10/12/11 (c)(d)	125,000	124,988,542
Westpac Securities NZ Ltd., 0.51%, 3/16/12 (c)(d)	50,300	50,180,999

Total Commercial Paper - 22.7%		6,814,698,726

Corporate Notes
JPMorgan Chase Bank NA, 0.28%, 10/17/12 (b)	250,725	250,725,000
Royal Bank of Scotland Plc, 0.51%, 10/03/11 (b)	242,000	242,000,000

Total Corporate Notes - 1.6%		492,725,000

Time Deposits
KBC Bank N.V., 0.05%, 10/03/11	700,000	700,000,000
Societe Generale, New York, 0.20%, 10/03/11	571,300	571,300,000

Total Time Deposits - 4.2%		1,271,300,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes (d):
0.10%, 2/16/12	175,000	174,932,917
0.18%, 7/16/12	450,000	449,361,792
Fannie Mae Variable Rate Notes (b):

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

0.25%, 8/23/12	200,000	200,036,486
0.25%, 1/10/13	250,000	249,935,572
0.20%, 5/17/13	304,000	303,847,401
Federal Farm Credit Bank Variable Rate Notes (b):
0.22%, 4/27/12	144,460	144,447,357
0.20%, 7/09/12	159,000	159,000,000
0.27%, 7/13/12	58,020	58,015,403
0.23%, 7/23/12	44,000	44,010,792
0.23%, 10/12/12	75,000	75,000,000
Federal Home Loan Bank, 0.15%, 5/25/12	20,000	19,995,084
Federal Home Loan Bank Variable Rate Notes, 0.19%, 10/06/11 (b)	187,000	186,998,959
Freddie Mac Discount Notes (d):
0.03%, 12/12/11	30,000	29,998,200
0.10%, 2/21/12	127,500	127,451,886
0.16%, 9/18/12	250,000	249,583,264
Freddie Mac Variable Rate Notes (b):
0.08%, 1/13/12	280,000	279,951,613
0.19%, 2/16/12	110,000	109,983,240
0.19%, 3/21/13	270,040	269,879,594
0.31%, 9/03/13	227,900	227,811,434
0.17%, 9/13/13	884,785	883,737,320

Total U.S. Government Sponsored Agency Obligations - 14.2%		4,243,978,314

U.S. Treasury Obligations
U.S. Treasury Note:
1.00%, 10/31/11	390,000	390,241,656
0.88%, 1/31/12	1,000,000	1,002,506,683
1.38%, 5/15/12	450,000	453,137,658

Total U.S. Treasury Obligations - 6.2%		1,845,885,997

Repurchase Agreements
Banc of America Securities LLC, 0.18%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $320,004,800, collateralized by non-U.S. government debt securities, 0.00% to 11.88%, 12/15/11 to 2/12/49, par and fair value of $1,780,792,250 and $335,624,885, respectively)	320,000	320,000,000
Banc of America Securities LLC, 0.43%, 11/4/11 (Purchased on 9/30/11 to be repurchased at $500,209,028, collateralized by non-U.S. government debt securities, 0.00% to 11.75%, 4/15/14 to 3/14/51, par and fair value of $1,471,970,665 and $533,832,784, respectively)	500,000	500,000,000
BNP Paribas Securities Corp., 0.03%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $100,000,250, collateralized by U.S. Treasury Obligations, 4.75%, 2/15/41, par and fair value of $75,398,200 and $102,000,004, respectively)	100,000	100,000,000
BNP Paribas Securities Corp., 0.18%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $425,006,375, collateralized by non-U.S. government debt securities, 0.58% to 10.75%, 2/1/12 to 5/17/60, par and fair value of $402,941,718 and $437,890,785, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.28%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $69,001,610, collateralized by U.S. Treasury obligations, 1.50%, 7/31/16, par and fair value of $68,393,500 and $70,380,086, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.43%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $190,006,808, collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 11/15/11 to 4/1/57, par and fair value of $233,915,261 and $220,426,852, respectively)	190,000	190,000,000
Citigroup Global Markets Inc., 0.54%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $250,011,250, collateralized by non-U.S. government debt securities, 0.00% to 5.99%, 5/15/12 to 3/15/39, par and fair value of $331,793,866 and $276,905,819, respectively)	250,000	250,000,000
Citigroup Global Markets Inc., 0.63%, 12/2/11 (Purchased on 9/30/11 to be repurchased at $80,088,200, collateralized by U.S. government obligations and non-U.S. government debt securities, 0.97% to 7.46%, 8/15/18 to 3/25/40, par and fair value of $90,965,435 and $87,985,255, respectively)	80,000	80,000,000

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Deutsche Bank Securities Inc., 0.03%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $1,000,002,500, collateralized by U.S. Treasury obligations, 0.00% to 3.88%, 10/13/11 to 2/15/20, par and fair value of $941,681,006 and $1,020,000,036, respectively)	1,000,000	1,000,000,000
Deutsche Bank Securities Inc., 0.05%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $555,002,313, collateralized by U.S. government obligations, 0.00% to 6.00%, 11/8/11 to 4/1/39, par and fair value of $633,111,914 and $567,350,838, respectively)	555,000	555,000,000
Deutsche Bank Securities Inc., 0.10%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $300,002,500, collateralized by U.S. government obligations, 0.63% to 7.00%, 7/15/21 to 10/1/39, par and fair value of $436,793,297 and $307,500,066, respectively)	300,000	300,000,000
Greenwich Capital Markets, Inc., 0.23%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $80,001,533, collateralized by U.S. government obligations, 3.50% to 4.50%, 12/1/25 to 2/1/41, par and fair value of $81,365,000 and $81,605,158, respectively)	80,000	80,000,000
HSBC Securities (USA) Inc., 0.16%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $100,001,333, collateralized by non-U.S. government debt securities, 1.65% to 3.30%, 1/30/14 to 12/9/14, par and fair value of $97,813,175 and $103,000,029, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.43%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $60,002,150, collateralized by non-U.S. government debt securities, 7.25%, 3/15/15, par and fair value of $65,850,000 and $63,002,104, respectively)	60,000	60,000,000
Merrill Lynch & Co. Inc., 0.23%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $100,001,917, collateralized by U.S. government obligations, 4.00%, 3/1/26, par and fair value of $105,204,426 and $102,000,000, respectively)	100,000	100,000,000
Morgan Stanley & Co. Inc., 0.02%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $425,000,708, collateralized by U.S. Treasury obligations, 1.88% to 4.50, 10/31/17 to 8/15/39, par and fair value of $360,941,300 and $433,500,042, respectively)	425,000	425,000,000
Morgan Stanley & Co. Inc., 0.09%, 10/3/11 (Purchased on 9/30/11 to be repurchased at $200,001,500, collateralized by U.S. government obligations, 2.46 to 7.00%, 2/20/40 to 3/3/40, par and fair value of $383,382,729 and $204,000,000, respectively)	200,000	200,000,000
RBS Securities Inc., 0.15%, 10/3/11 (Purchased on 9/30/11 to be repurchased on $120,001,500, collateralized by U.S. government obligations, 0.60% to 5.50%, 10/1/21 to 9/1/41, par and fair value of $131,703,259 and $122,601,514, respectively)	120,000	120,000,000
RBS Securities Inc., 0.83%, 1/3/12 (Purchased on 9/30/11 to be repurchased on $175,383,299, collateralized by non-U.S. government debt securities, 0.40% to 5.79%, 6/15/14 to 2/12/51, par and fair value of $315,783,600 and $192,500,947, respectively)	175,000	175,000,000

Total Repurchase Agreements - 16.9%		5,049,000,000

Total Investments (Cost - $ 29,954,768,191*) - 100.0%		29,954,768,191

Other Assets in Excess of Liabilities - 0.0%		10,282,851

Net Assets - 100.0%		$29,965,051,042

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

Schedule of Investments (concluded)

Money Market Master Portfolio

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

	29,954,768,191	29,954,768,191	29,954,768,191	29,954,768,191
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:

Short-Term Securities[1]	—	$29,954,768,191	—	$29,954,768,191

[1]	See above Schedule of Investments for values in each security type.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	November 23, 2011

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date:	November 23, 2011